Accrued expenses payable	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accrued expenses payable
20.	Accrued expenses payable

	2017	2016
Accruals and estimations	$9,059	$5,849
Labor related provisions	44,188	31,785
Liability for social security contributions	6,432	5,700
Other	642	1,028

	$60,321	$44,362

As of December 31, 2017 accruals and estimations include the estimated balance of the current portion of the provision for return condition of $4.9 million (2016: $2.3 million) (see note 21).

As of December 31, 2017, accruals and estimations include the estimated balance of the current portion of the provision for maintenance of $4.2 million (2016: $3.5 million) (see note 21).

Labor related provisions include a profit-sharing program for both management and non-management personnel. For members of management, profit-sharing is based on a combination of the Company’s performance as a whole and the achievement of individual goals. Profit-sharing for non-management employees is based solely on the Company’s performance. The accrual at year-end represents the amount expensed for the current year, which is expected to be settled within 12 months.